SCHEDULE OF OTHER ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Security deposits	$ 43	$ 43	$ 43
Trademarks	1	1	1
Total other assets	$ 44	$ 44	$ 44